Financial risks (Tables)	12 Months Ended
Mar. 31, 2022
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2021	2022
Allowance for doubtful accounts at beginning of year	90,266	97,378
Provision for doubtful accounts, net of reversal	7,780	10,649
Write-offs	(3,112)	(1,239)
Other	2,444	4,005

Allowance for doubtful accounts at end of year	97,378	110,793

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the retail receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	13,638,143	824,508	—	14,462,651
Past due less than 90 days	213,860	273,282	17,527	504,670
Past due 90 days or more	—	1,381	79,731	81,112

Total	13,852,004	1,099,171	97,258	15,048,433

	Yen in millions
	March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	15,753,211	1,083,642	—	16,836,854
Past due less than 90 days	283,753	405,941	17,655	707,350
Past due 90 days or more	—	779	102,457	103,236

Total	16,036,965	1,490,363	120,112	17,647,440

Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables

	Yen in millions
	For the year ended March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	27,556	13,634	3,989	45,179
Provision for credit loss, net of reversal	2,293	1,975	1,593	5,861
Charge-offs	—	—	(209)	(209)
Other	(12,382)	(8,368)	(437)	(21,188)

Allowance for credit loss at end of year	17,467	7,241	4,935	29,642

	Yen in millions
	For the year ended March 31, 2022
	Expected credit loss for 12 months	Expected credit loss for the entire period		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	17,467	7,241	4,935	29,642
Provision for credit loss, net of reversal	5,198	1,566	1,177	7,941
Charge-offs	—	—	(11)	(11)
Other	(8,317)	(3,715)	(705)	(12,736)

Allowance for credit loss at end of year	14,349	5,092	5,396	24,836

Disclosure of Non-Derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period
The amounts of
non-derivative
financial liabilities and derivative financial liabilities by a remaining contract maturity period are as follows:
As of March 31,
2021

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,109,904	(1,119,748)	(1,119,748)	—	—	—
Commercial paper	3,229,986	(3,233,528)	(3,233,528)	—	—	—
Current portion of long-term debt	7,584,337	(7,781,816)	(7,781,816)	—	—	—
Long-term debt	13,133,804	(13,615,831)	—	(8,135,588)	(3,871,044)	(1,609,200)
Lease liabilities	360,891	(403,757)	(52,983)	(78,623)	(52,294)	(219,857)
Class share	240,712	(243,650)	(243,650)	—	—	—

Total	25,659,635	(26,398,330)	(12,431,725)	(8,214,211)	(3,923,338)	(1,829,057)

Derivative financial liabilities
Interest derivative	288,853	(291,818)	(75,477)	(147,811)	(45,699)	(22,832)
Currency derivative
In	—	453,701	228,651	151,430	49,701	23,919
Out	137,127	(593,702)	(353,986)	(163,366)	(51,643)	(24,707)

Total	425,980	(431,820)	(200,812)	(159,747)	(47,640)	(23,620)

Total	26,085,615	(26,830,150)	(12,632,537)	(8,373,958)	(3,970,978)	(1,852,677)

As of March 31,
2022

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	852,301	(865,873)	(865,873)	—	—	—
Commercial paper	3,252,556	(3,260,578)	(3,260,578)	—	—	—
Current portion of long-term debt	7,026,845	(7,238,356)	(7,238,356)	—	—	—
Long-term debt	14,943,727	(15,458,478)	—	(9,194,302)	(4,501,420)	(1,762,756)
Lease liabilities	420,928	(466,661)	(61,735)	(85,791)	(60,661)	(258,474)
Class share	—	—	—	—	—	—

Total	26,496,358	(27,289,948)	(11,426,543)	(9,280,094)	(4,562,081)	(2,021,230)

Derivative financial liabilities
Interest derivative	325,912	(346,482)	(56,824)	(112,352)	(110,592)	(66,715)
Currency derivative
In	—	958,208	358,275	83,552	379,916	136,465
Out	171,286	(1,164,801)	(475,869)	(94,949)	(420,302)	(173,682)

Total	497,198	(553,075)	(174,417)	(123,748)	(150,978)	(103,932)

Total	26,993,557	(27,843,023)	(11,600,961)	(9,403,841)	(4,713,059)	(2,125,162)

Disclosure of Value-At-Risk Analysis Measurement Foreign Currency Positions

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2021	196,900	187,725	196,900	178,400
For the year ended March 31, 2022	257,600	241,825	263,600	214,800

Disclosure of Sensitivity Analysis of Fair Value Measurement To Changes in Unobservable Inputs, Assets

	Yen in millions
	For the years ended March 31,
	2021	2022
Impact on income before income taxes	(40,536)	(64,533)
Impact on other comprehensive income, before tax effect	(238,986)	(243,630)

Finance Leases [Member]
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2021	2022
Allowance for credit loss at beginning of year	30,899	33,455
Provision for credit loss, net of reversal	8,663	11,107
Charge-offs	(3,310)	(3,712)
Other	(2,798)	(3,865)

Allowance for credit loss at end of year	33,455	36,985

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31,
	2021	2022
Current	1,945,198	2,279,978
Past due less than 90 days	50,992	47,034
Past due 90 days or more	35,089	20,928

Total	2,031,280	2,347,941

Trade receivables [Member]
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The net changes in the allowance for credit losses relating to the retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	60,078	66,813	32,879	159,770
Provision for credit loss, net of reversal	28,378	34,992	46,232	109,602
Charge-offs	—	—	(50,485)	(50,485)
Other	(9,053)	(23,380)	11,750	(20,683)

Allowance for credit loss at end of year	79,402	78,426	40,376	198,204

	Yen in millions
	For the year ended March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	79,402	78,426	40,376	198,204
Provision for credit loss, net of reversal	22,685	39,420	38,687	100,792
Charge-offs	—	—	(41,331)	(41,331)
Other	(13,961)	(18,381)	4,781	(27,561)

Allowance for credit loss at end of year	88,125	99,465	42,514	230,104

Wholesale receivables and other dealer loans [Member]
Statement [Line Items]
Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables
Default: Account is not currently meeting contractual obligations, or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	2,956,452	—	—	2,956,452
Credit Watch	82,046	78,509	—	160,554
At Risk	—	48,354	2,388	50,742
Default	—	—	17,736	17,736
Loan commitments	9,917,155	96,266	412	10,013,832
Financial guarantee contracts	3,574,943	31,465	—	3,606,408

Total	16,530,596	254,594	20,535	16,805,725

	Yen in millions
	March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	2,730,860	—	—	2,730,860
Credit Watch	20,842	97,353	—	118,196
At Risk	—	32,299	699	32,998
Default	—	—	22,162	22,162
Loan commitments	10,050,817	69,393	90	10,120,300
Financial guarantee contracts	3,574,257	39,205	—	3,613,461

Total	16,376,776	238,251	22,952	16,637,978